Restatement of Financial Statements (Details) - Schedule of statement of cash flows (Detail) - USD ($)	3 Months Ended	6 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Statement of Cash Flows
Net income (loss)	$ (8,431,800)	$ 1,111,919
Net cash used in operating activities	$ (662,758)	(321,640)
Net cash used in investing activities		(170,000,000)
Net cash provided by financing activities		171,598,004
As Previously Reported
Statement of Cash Flows
Net income (loss)		(126,315)
Adjustment to reconcile net loss to net cash used in operating activities		(195,325)
Net cash used in operating activities		(321,640)
Net cash used in investing activities		(170,000,000)
Net cash provided by financing activities		171,598,004
Net change in cash		1,276,364
Supplemental disclosure of non-cash financing activities:
Initial value of common stock subject to possible redemption		166,471,679
Restatement Adjustment
Statement of Cash Flows
Net income (loss)		1,238,234
Adjustment to reconcile net loss to net cash used in operating activities		(1,238,234)
Supplemental disclosure of non-cash financing activities:
Initial value of common stock subject to possible redemption		(10,405,912)
As Restated [Member]
Statement of Cash Flows
Net income (loss)		1,111,919
Adjustment to reconcile net loss to net cash used in operating activities		(1,433,559)
Net cash used in operating activities		(321,640)
Net cash used in investing activities		(170,000,000)
Net cash provided by financing activities		171,598,004
Net change in cash		1,276,364
Supplemental disclosure of non-cash financing activities:
Initial value of common stock subject to possible redemption		$ 156,065,767